Consolidated statement of comprehensive income - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of comprehensive income
Revenue:	₽ 51,502	₽ 41,135	₽ 40,622
Payment processing fees	37,689	33,397	34,326
Interest revenue calculated using the effective interest rate	6,764	3,453	2,390
Fees from inactive accounts and unclaimed payments	1,686	1,771	1,952
Other revenue	5,363	2,514	1,954
Operating costs and expenses:	(32,914)	(29,130)	(26,558)
Cost of revenue (exclusive of items shown separately below)	(17,365)	(18,022)	(16,494)
Selling, general and administrative expenses	(3,767)	(3,228)	(2,733)
Personnel expenses	(8,269)	(6,390)	(6,108)
Depreciation and amortization	(1,085)	(1,130)	(1,101)
Credit loss expense	(2,381)	(336)	(90)
Impairment of non-current assets	(47)	(24)	(32)
Profit from operations	18,588	12,005	14,064
Gain on disposal of an associate		8,177
Share of gain/(loss) of an associate and a joint venture	(39)	306	663
Foreign exchange gain/(loss), net	(650)	(29)	(199)
Interest income	109	168	40
Interest expenses	(51)	(76)	(108)
Other income	276	159	3
Other expenses	(49)	(94)	(98)
Profit before tax from continuing operations	18,184	20,616	14,365
Income tax expense	(4,429)	(3,080)	(3,119)
Net profit from continuing operations	13,755	17,536	11,246
Discontinued operations
Loss after tax from discontinued operations			(2,308)
Net profit	13,755	17,536	8,938
Attributable to:
Equity holders of the parent	13,119	17,399	8,842
Non-controlling interests	636	137	96
Foreign currency translation:
Exchange differences on translation of foreign operations	(142)	(12)	229
Net loss recycled to profit or loss upon disposal			45
Debt securities at fair value through other comprehensive income (FVOCI):
Net gain/(loss) arising during the period, net of tax	220	(204)	32
Net gains recycled to profit or loss upon disposal		(2)	(47)
Share of other comprehensive Income of an associate	16
Total other comprehensive income/(loss), net of tax	94	(218)	259
Total comprehensive income, net of tax	13,849	17,318	9,197
Attributable to:
Equity holders of the parent	13,214	17,181	9,092
Non-controlling interests	₽ 635	₽ 137	₽ 105
Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	₽ 209.50	₽ 278.68	₽ 142.04
Diluted, profit attributable to ordinary equity holders of the parent	209.50	278.59	141.66
Earnings per share for continuing operations
Basic, profit from continuing operations attributable to ordinary equity holders of the parent	209.50	278.68	179.11
Diluted, profit from continuing operations attributable to ordinary equity holders of the parent	₽ 209.50	₽ 278.59	₽ 178.64